Note 5 - Loans Receivable, Net - Loans Originated by State (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Loans receivable		$ 560,794	$ 472,819
Residential Portfolio Segment [Member]
Loans receivable		$ 103,255	$ 90,945
Percent of Total		100.00%	100.00%
Residential Portfolio Segment [Member] | Iowa [Member]
Loans receivable		$ 4,470	$ 5,387
Percent of Total		4.30%	5.90%
Residential Portfolio Segment [Member] | Minnesota [Member]
Loans receivable		$ 87,135	$ 75,417
Percent of Total		84.40%	82.90%
Residential Portfolio Segment [Member] | Missouri [Member]
Loans receivable		$ 1,206	$ 918
Percent of Total		1.20%	1.00%
Residential Portfolio Segment [Member] | Wisconsin [Member]
Loans receivable		$ 8,779	$ 7,956
Percent of Total		8.50%	8.80%
Residential Portfolio Segment [Member] | Other States [Member]
Loans receivable	[1]	$ 1,665	$ 1,267
Percent of Total	[1]	1.60%	1.40%

[1]	Amounts under one million dollars in both years are included in "Other states".